VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 22—VARIABLE INTEREST ENTITIES

TET

        In October 2008, the Company made an investment in Turnstone Environment Technologies LLC, or TET, a Delaware limited liability company formed for the purpose of licensing and developing energy efficient renewable cooling solutions for cell towers in the telecommunications industry. In exchange for 5,180,788 Series A Preferred units representing approximately 22% of voting interest in TET and 500,000 Series A Preferred warrants at an exercise price of $0.9265 per unit and with an expiration term of 5 years, the Company contributed $4.8 million in cash. The Company currently does not have any representation on TET's Board of Directors nor the ability to control the management and operation decisions of TET. The operations of TET are in the development stage and the entity is actively seeking additional investors. The Company does not intend to and has no obligation to fund future losses or make additional contributions other than its initial investment. As of December 31, 2009 and 2008, TET was in effect entirely funded by the Company's initial investment as the capital contributions of the other current investors were not substantive. The Company had determined that the venture was a variable interest entity and the Company was the primary beneficiary because it was exposed to the majority of the variable interest entity's expected losses. Therefore, the Company was required to consolidate TET's financial statements under ASC 810-10-15, Variable Interest Entities Subsections. Beginning January 1, 2009, the assets, liabilities and operating results of TET were consolidated into the Company's balance sheet and statement of operations. The assets, liabilities and operating results of TET were determined to be immaterial to the Company as of December 31, 2008 and to the Company's results of operations and cash flows for the full year and the fourth quarter of 2008 and, therefore, were not consolidated. TET had no revenues and $3.9 million in expenses for the year ended December 31, 2009, of which $3.1 million related to amortization of an acquired exclusive license to utilize solar cooling technology. The Company initially determined the appropriate amortization period for the exclusive license was to match the estimated revenue generation period from sale of products utilizing the licensed technology. In the third quarter of 2009, as a result of the delay in revenue generation, the Company changed its estimate to a systematic and rational allocation of straight-line amortization expense based on the term of the technology license. TET's operations were not considered to be integral to the Company's major operating activities. As such, all income and expenses from TET's operations, which were includable in the Company's income statement as a result of the application of ASC 810-10-15, Variable Interest Entities Subsections, were classified within operating expense in 2009.

        In the fourth quarter of 2009, the Company evaluated several fourth quarter events, including the continued unsuccessful efforts of TET to secure additional funding; the continued unsuccessful efforts of TET to locate a suitable local manufacturing partner, TET's continued need to amend and extend payment due dates of the acquired exclusive license to utilize solar cooling technology and the departure of a key employee of TET. The Company determined that the combined effect of these events, as well as others, was a triggering event for an impairment analysis of TET's long-lived assets. The Company furthered determined that the estimated cash flows from TET were not sufficient to recover the carrying value of TET's net assets. As a result, the Company recorded a $0.9 million impairment charge, included within operating expense, equal to its initial cost of investment of $4.8 million less the cumulative absorbed losses to date. As of December 31, 2009, the effect of consolidating TET resulted in an immaterial impact on the consolidated balance sheet.

        In June 2009, the FASB issued authoritative guidance which revised the approach to identifying primary beneficiaries from a quantitative-based risks-and rewards calculation to a qualitative approach when assessing whether an entity has a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a VIE as one with the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company adopted this new guidance in the first quarter of fiscal year 2010. Under the new guidance, the Company concluded that it does not have the power to direct the activities of TET that most significantly impact the entity's economic performance, and therefore, is not TET's primary beneficiary which would require consolidation. The Company further concluded that under the new guidance it would have accounted for its initial investment under the cost method. The new guidance also requires an enterprise upon initial adoption to determine the carrying amount of an investment in an entity that is no longer consolidated, as if it always had applied the provisions of the new guidance. Because under either the consolidation model or the cost method, the balance(s) of the assets/liabilities (investment) would be zero in the financial statements of the Company at December 31, 2009 or January 1, 2010, respectively, the adoption of the new guidance in 2010 has no financial statement impact to the Company.